Average Annual Total Returns{- Fidelity Government Money Market Fund} - 04.30 Fidelity Government Money Market Fund Advisor M Class PRO-08 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund: Advisor M Class - Return Before Taxes
	Past 1 year	Since Inception
Total	0.01%	2.55%	[1]

[1]	(a)From July 6, 2017